2. GOING CONCERN (Details Narrative) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Going Concern Details Narrative
Working capital deficiency			$ 1,268,873
Stockholders Deficit	1,569,219		1,225,682	1,201,402	1,134,416
Net Cash Used In Operating Activities	$ 206,505	$ 155,122	$ 904,559	$ 800,154